SEGMENT - Financial Information including significant segment expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Expenses
Research and development	$ 45,377	$ 29,939	$ 24,844
Stock-based compensation
Share-based compensation	38,919	8,987	3,823
Total operating expenses	84,208	39,996	31,668
Operating loss	(84,208)	(39,996)	(31,668)
Interest income	6,640	3,737	74
Interest Expense	2	20	25
Other income (expense)	(41)	141	(4)
Income tax expense	0	6	9
Net Income (Loss)	(77,611)	(36,144)	(31,632)
Single Reportable Segment
Expenses
Selling, General and administrative	8,900	4,693	4,578
Stock-based compensation
Interest Expense	(2)	(20)	(25)
Single Reportable Segment | Operating segment
Expenses
Research and development	35,925	25,867	22,868
Wages and salaries	2,942	1,683	1,488
Consultancy and professional service fees	3,516	1,548	1,794
Insurance expense	1,047	989	995
Other expenses	1,395	473	301
Total operating expenses, excluding share-based compensation	44,825	30,560	27,446
Stock-based compensation
Share-based compensation	38,919	8,987	3,823
Depreciation and amortization expense	464	449	399
Total operating expenses	84,208	39,996	31,668
Operating loss	(84,208)	(39,996)	(31,668)
Interest income	6,640	3,737	74
Other income (expense)	(41)	141	(4)
Income tax expense		6	9
Net Income (Loss)	(77,611)	(36,144)	(31,632)
Single Reportable Segment | Research and development | Operating segment
Expenses
Wages and salaries	2,622	2,144	1,379
Contracted research expenses and clinical trial expenses	28,334	18,057	20,038
Consultancy and professional service fees	3,986	1,698	881
Royalties	120	3,353	118
Other expenses	863	615	452
Stock-based compensation
Total stock-based compensation	9,147	3,775	1,716
Single Reportable Segment | Selling, general and administrative | Operating segment
Stock-based compensation
Total stock-based compensation	$ 29,772	$ 5,212	$ 2,107